Intangible Assets Other Than Goodwill - Summary of Intangible Assets Other than Goodwill (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ 4,756,270	$ 4,524,826
Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	25,886	33,446	$ 31,487
Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	4,121,136	4,234,863	5,281,728
Concessions [Member] | Enel Distribucin Ro [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	457,564	534,325
Concessions [Member] | Enel Distribucin Cear SA [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	403,268	434,656
Concessions [Member] | Celg Distribuicao SA [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,332,237	1,240,641
Concessions [Member] | Enel Distribucin Sao Paulo S.A
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,785,849	1,965,083
Concessions [Member] | EGP Cachoeira Dourada S.A. [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	50,483	60,158
Concessions [Member] | Grupo EGP Brasil [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	6,719
Concessions [Member] | PH Chucas S.A [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	52,587
Concessions [Member] | Enel Fortuna S.A. [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	28,711
Concessions [Member] | Enel Green Power Panam, S.R.L. [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	2
Concessions [Member] | Sociedad Portuaria Central Cartagena S.A. [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,940
Concessions [Member] | Enel Green Power Volta Grande [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,776
Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	12,750	4,836	4,546
Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	126,532	21,097	25,490
Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	429,848	230,461	184,430
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	40,118	123	$ 198
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	9,116,265	8,525,990
Gross Carrying Amount [Member] | Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	42,351	50,415
Gross Carrying Amount [Member] | Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	8,216,801	8,042,389
Gross Carrying Amount [Member] | Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	21,807	14,544
Gross Carrying Amount [Member] | Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	151,027	44,596
Gross Carrying Amount [Member] | Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	594,329	372,455
Gross Carrying Amount [Member] | Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	89,950	1,591
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(4,359,995)	(4,001,164)
Accumulated Depreciation, Amortization and Impairment [Member] | Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(16,465)	(16,969)
Accumulated Depreciation, Amortization and Impairment [Member] | Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(4,095,665)	(3,807,526)
Accumulated Depreciation, Amortization and Impairment [Member] | Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(9,057)	(9,708)
Accumulated Depreciation, Amortization and Impairment [Member] | Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(24,495)	(23,499)
Accumulated Depreciation, Amortization and Impairment [Member] | Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(164,481)	(141,994)
Accumulated Depreciation, Amortization and Impairment [Member] | Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ (49,832)	$ (1,468)